Loss for the Period - Disclosure of Detailed Information About Profit Loss from Operating Activities (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2016
Loss For Period
Interest expense on external borrowings	$ 2,923	$ 2,338	$ 5,431	$ 3,140
Interest expense on shareholder loans	3,040	1,062	2,807	7,042
Amortisation on loan set up costs	275	641	553	227
Finance costs	(6,238)	(4,041)	(8,791)	(10,409)
Fair value (gain)/loss on foreign exchange contracts	2,135	1,065	(502)	7,660
Net foreign exchange(gains)/losses	1,171	(3,027)	(255)	(5,237)
Other (gains)/losses	3,306	(1,963)	(757)	2,423
Brand transition expenses		291		884
Onerous contracts	1,166	(109)	(265)	789
Restructure expenses	103	626	215	559
Transaction expenses	52	9,267	3,322
Brand transition, restructure and transaction expenses	$ (1,321)	$ (10,075)	$ (3,272)	$ (2,232)